OTHER EQUITY AND RESERVES (Details 3)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares Agreements
Other Reserves [Line Items]
Number of share awards, Outstanding	650,333	728,000
Number of share awards, Forfeited during the year	(1,333)	(60,000)
Issued during the year	516,000	225,000
Awards vested to employees under the Forfeitable Share Plan	(303,832)	(242,667)
Number of share awards, Outstanding	861,168	650,333
2018 Award [Member]
Other Reserves [Line Items]
Number of share awards, Outstanding	445,333	728,000
Number of share awards, Forfeited during the year	(1,333)	(40,000)
Awards vested to employees under the Forfeitable Share Plan	(223,332)	(242,667)
Number of share awards, Outstanding	220,668	445,333
Fair value at grand date, Outstanding | $ / shares	$ 10.18
2020 Award [Member]
Other Reserves [Line Items]
Number of share awards, Outstanding	205,000
Number of share awards, Forfeited during the year	0	(20,000)
Issued during the year		225,000
Awards vested to employees under the Forfeitable Share Plan	(80,500)
Number of share awards, Outstanding	124,500	205,000
Fair value at grand date, Outstanding | $ / shares	$ 2.90
2021 Award [Member]
Other Reserves [Line Items]
Issued during the year	516,000
Number of share awards, Outstanding	516,000
Fair value at grand date, Outstanding | $ / shares	$ 11.85